State Street My2026 Municipal Bond ETF Performance Management - State Street My2026 Municipal Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The Fund has not yet completed a full calendar year of operations and therefore does not report its performance history. Updated performance information may be obtained by calling 1-866-787-2257 or visiting the Fund's website: www.statestreet.com/im.
Performance One Year or Less [Text]	The Fund has not yet completed a full calendar year of operations and therefore does not report its performance history.
Performance Availability Website Address [Text]	www.statestreet.com/im
Performance Availability Phone [Text]	1-866-787-2257